Other Equity Instruments - Summary of Other Equity Instruments Basic Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Other equity instruments, Beginning balance	¥ 7,791
Other equity instruments, Increase		¥ 7,791
Other equity instruments, Ending balance	7,791
Core tier 2 capital securities [member]
Other equity instruments, Beginning balance	7,791
Other equity instruments, Increase	0
Other equity instruments, Decrease	0
Other equity instruments, Ending balance	¥ 7,791